Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 18, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File No. 333-
1919 Financial Services Fund S000082984
1919 Socially Responsive Balanced Fund S000082985
1919 Maryland Tax-Free Income Fund S000082986

Dear Sir or Madam:

On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains an Information Statement/Prospectus that provides information regarding the reorganization of the 1919 Financial Services Fund, 1919 Socially Responsive Balanced Fund, 1919 Maryland Tax-Free Income Fund and 1919 Variable Socially Responsive Fund, separate series of Trust for Advised Portfolios into the 1919 Financial Services Fund, 1919 Socially Responsive Balanced Fund, 1919 Maryland Tax-Free Income Fund and 1919 Variable Socially Responsive Fund, each a newly organized series of the Trust.

If you have any questions regarding this filing, please call the undersigned at (626) 914-7372.

Sincerely,

/s/ Scott A. Resnick
Scott A. Resnick
Secretary for
Advisor Managed Portfolios